Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 4,216	$ 4,001	$ 3,648
Net amortization of securities premiums	634	440	412
Realized losses on sales of investment securities	9	(2)	2
Equity in earnings of unconsolidated subsidiary, net of dividends of $48, $47 and $45	(188)	(190)	(204)
Stock-based compensation expense	47	30	25
Net cash provided by operating activities	5,908	5,799	5,810
Purchases of: Securities available for sale	(66,451)	(45,446)	(87,319)
Proceeds from the maturity and principal repayments of available for sale investment securities	35,911	38,973	75,816
Proceeds from the maturity of interest bearing time deposits	249	598	249
Net cash used in investing activities	(34,387)	(8,734)	(3,676)
Cash dividends	(3,690)	(3,707)	(3,724)
Purchase of treasury stock	(222)	(445)	(360)
Treasury stock issued for dividend reinvestment and employee stock purchase plan	59	48	151
Net cash (used in) provided by financing activities	26,633	(2,849)	(1,911)
Net (decrease) increase in cash and cash equivalents	(1,846)	(5,784)	223
Cash and cash equivalents at beginning of year	8,613	14,397	14,174
Cash and cash equivalents at end of year	6,767	8,613	14,397
Equity method investment, dividends	48	47	45
Parent Company [Member]
Net income	4,216	4,001	3,648
Undistributed net income of subsidiary	(413)	391	(692)
Net amortization of securities premiums			2
Equity in earnings of unconsolidated subsidiary, net of dividends of $48, $47 and $45	(188)	(190)	(204)
Stock-based compensation expense	47	30	25
(Increase) decrease in other assets	(87)	(72)	(13)
Increase (decrease) in taxes payable	65	87	127
Increase (decrease) in accounts payable and other liabilities	(20)	(7)	(2)
Net cash provided by operating activities	3,620	4,240	2,891
Purchases of: Securities available for sale		(252)
Proceeds from the maturity and principal repayments of available for sale investment securities		250	1,235
Net cash used in investing activities		(2)	1,235
Cash dividends	(3,690)	(3,707)	(3,724)
Purchase of treasury stock	(222)	(445)	(360)
Treasury stock issued for dividend reinvestment and employee stock purchase plan	59	48	151
Net cash (used in) provided by financing activities	(3,853)	(4,104)	(3,933)
Net (decrease) increase in cash and cash equivalents	(233)	134	193
Cash and cash equivalents at beginning of year	365	231	38
Cash and cash equivalents at end of year	132	365	231
Equity method investment, dividends	$ 48	$ 47	$ 45